Staff costs - Additional information (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2025 USD ($) Options EquityInstruments	Sep. 30, 2024 USD ($) EquityInstruments Options	Sep. 30, 2023 USD ($) EquityInstruments Options
Disclosure of transactions between related parties [line items]
Employee benefits capitalised within intangible assets	$ 502	$ 511	$ 1,956
Total remuneration for key management personnel	3,032	2,789	3,056
Total pension contributions of key management personnel	$ 129	$ 108	$ 112
Restricted Stock Units
Disclosure of transactions between related parties [line items]
RSUs granted (in shares) | EquityInstruments	728,014	180,106	124,096
Key management personnel
Disclosure of transactions between related parties [line items]
Number of share options granted | Options	0	0	0
Key management personnel | Restricted Stock Units
Disclosure of transactions between related parties [line items]
RSUs granted (in shares) | EquityInstruments	247,687	29,721	22,087